SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                  May 19, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:  AllianceBernstein Cap Fund, Inc.
                -AllianceBernstein Market Neutral Strategy - U.S.
                -AllianceBernstein Market Neutral Strategy - Global File Nos. 2-29901 and 811-1716
                ------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 89 under the Securities Act of 1933 and Amendment No. 68 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering two (2) new portfolios, the AllianceBernstein Market Neutral Strategy - U.S. and AllianceBernstein Market Neutral Strategy - Global.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                         Sincerely,

                                         /s/ Young Seo
                                         -------------
                                             Young Seo



Attachment
cc: Kathleen K. Clarke



SK 00250 0463 1096711